STOCKHOLDERS' DEFICIT (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Options outstanding, beginning	1,000,000	3,000,000	3,093,120
Options granted		0
Options expired	(1,000,000)	(2,000,000)	(93,120)
Options outstanding, ending	0	1,000,000	3,000,000
Options vested, beginning	1,000,000	3,000,000	1,954,230
Options granted		(2,000,000)
Options vested, ending		1,000,000	3,000,000
Vesting period percentage		100.00%
Vesting period in months	12 months
Exercise price outstanding and exercisable, beginning	$ .10	$ 0.10
Exercise price granted		.00
Exercise price options expired	.00	.00
Exercise price outstanding and exercisable, ending	$ .00	$ .10	$ 0.10
Options expired, expiration date		Dec. 31, 2019	Dec. 31, 2019
Expiration date	Mar. 21, 2021	Mar. 21, 2021	Mar. 20, 2021
Minimum
Vesting period in months		12 months	12 months
Exercise price outstanding and exercisable, beginning			$ 0.05
Exercise price options expired			$ 0.05
Maximum
Vesting period in months		18 months	18 months
Exercise price outstanding and exercisable, beginning			$ 0.22
Exercise price options expired			$ 0.22